UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2001
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             02/07/2002
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 90
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Form 13F Information Table Value Total: $  81,848
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Bristol-Myers Squibb           COMMON STOCK     110122108      5,109,908       100,194      SOLE          N/A        SOLE
General Electric               COMMON STOCK     369604103      4,175,993       104,191      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,888,747        73,505      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK     594918104      2,499,281        37,725      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109      2,443,433        30,735      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       2,284,347        40,182      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK     902124106      2,108,620        35,800      SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101      2,013,016        16,642      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK     437076102      1,995,045        39,111      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK     339370207      1,883,612        32,730      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      1,844,472        84,570      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103      1,798,271        45,126      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,776,211        36,480      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000    1,443,622        41,012      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,440,563        24,375      SOLE          N/A        SOLE
Auto Data Processing           COMMON STOCK     53015103       1,363,830        23,155      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,301,929        20,135      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,270,824        27,717      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,246,840        44,530      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,246,604        24,695      SOLE          N/A        SOLE
United Healthcare Corp         COMMON STOCK     910581107      1,178,250        16,649      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK     284131208      1,174,038        26,055      SOLE          N/A        SOLE
Sherwin Williams               COMMON STOCK                    1,153,900        41,960      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,115,967        14,055      SOLE          N/A        SOLE
Xcel Energy Inc                COMMON STOCK                    1,078,282        38,871      SOLE          N/A        SOLE
Southern Company               COMMON STOCK     842587107      1,036,055        40,870      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,024,428        56,567      SOLE          N/A        SOLE
Plum Creek Timber Co           COMMON STOCK                      998,345        35,215      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                      988,796        47,243      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK     264399106        955,981        24,350      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100        945,230        30,055      SOLE          N/A        SOLE
United Technologies            COMMON STOCK     913017109        941,659        14,570      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        932,569        36,315      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        931,049        18,181      SOLE          N/A        SOLE
Block H & R Incorporated       COMMON STOCK                      925,290        20,700      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         919,046        19,020      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         916,052        40,950      SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107        905,602        15,630      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK     61166W101        883,154        20,707      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        876,827        19,174      SOLE          N/A        SOLE
BP PLC                         COMMON STOCK     55622104         859,458        18,479      SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK     92343V104        848,537        17,879      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK     949746101        824,191        18,960      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK     654902204        808,999        32,980      SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          762,381        13,675      SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     02364J104        697,854        21,740      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        681,685        13,390      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK     786514208        639,819        15,325      SOLE          N/A        SOLE
Liberty Media New Ser A        COMMON STOCK                      638,260        45,590      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK     872540109        636,480        15,505      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105        596,606         5,047      SOLE          N/A        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                      593,101        23,925      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK     247025109        589,670        21,695      SOLE          N/A        SOLE
Washington Mutual Inc          COMMON STOCK                      582,551        17,815      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        561,293         9,830      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK     13817101         473,882        13,330      SOLE          N/A        SOLE
Walgreen Company               COMMON STOCK     931422109        467,201        13,880      SOLE          N/A        SOLE
Sysco Corp.                    COMMON STOCK     871829107        459,243        17,515      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK     206197105        426,140        13,000      SOLE          N/A        SOLE
Keycorp Inc New                COMMON STOCK                      418,380        17,189      SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK     681919106        414,584         4,640      SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        367,506        16,532      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        355,181         7,533      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK                      354,726        17,270      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        346,028         8,834      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK     58933107         339,511         5,774      SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK     742718109        332,821         4,206      SOLE          N/A        SOLE
Zimmer Holdings Inc            COMMON STOCK                      318,777        10,438      SOLE          N/A        SOLE
ChevronTexaco Corp             COMMON STOCK     166741100        308,886         3,447      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      300,247         5,464      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        298,800         7,640      SOLE          N/A        SOLE
Nabors Industries, Inc.        COMMON STOCK     629568106        277,215         8,075      SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        262,114        18,980      SOLE          N/A        SOLE
Caterpillar Inc.               COMMON STOCK     149123101        259,735         4,971      SOLE          N/A        SOLE
American Express Company       COMMON STOCK     25816109         249,830         7,000      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        248,826        12,009      SOLE          N/A        SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         246,395         5,450      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         227,832         5,972      SOLE          N/A        SOLE
McGraw Hill Cos Inc            COMMON STOCK                      227,151         3,725      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK     1957109          223,993        12,348      SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        214,709         2,620      SOLE          N/A        SOLE
American Home Products         COMMON STOCK     26609107         208,624         3,400      SOLE          N/A        SOLE
Polaris Industries             COMMON STOCK     731068102        195,484         3,385      SOLE          N/A        SOLE
Colgate Palmolive              COMMON STOCK     194162103        193,289         3,347      SOLE          N/A        SOLE
Liberty Media Group Cl B       COMMON STOCK                      183,190        12,052      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105        179,765        18,745      SOLE          N/A        SOLE
Sun Microsystems               COMMON STOCK     866810104        130,823        10,636      SOLE          N/A        SOLE
Imaginon Inc New               COMMON STOCK                          640        10,000      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           10        50,000      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          N/A        SOLE